Note Payable	3 Months Ended
Mar. 31, 2018
Debt Disclosure [Abstract]
Note payable

NOTE 7 - NOTE PAYABLE

On June 5, 2015, the Company entered into a five-year loan agreement totaling $36,100. The loan carries interest at a rate of 10.25%.

	March 31, 2018	December 31, 2017
Balance as of period end	$18,535	$20,343
Less: current portion	7,714	7,520
Long-term note payable, net	$10,821	$12,823